Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Commitments And Contingencies Additional Information Detail [Line Items]
Long-term sales tax liability	$ 3,988,000	$ 3,877,000
Current sales tax liability for noncontingent amounts	3,451,000	3,574,000
Accrued liabilities of estimable amount of all loss contingencies related to legal matters		1,075,000
Total rent expense	$ 1,324,000	$ 1,261,000	$ 533,000